Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023 [1]	Jan. 01, 2023 [1]
Non-current assets
Intangible assets	€ 4,028	€ 4,419	€ 4,828
Property, plant and equipment	98,714	110,634	129,095
Investments in associates	13,575	5,686	22,932
Other receivables	2,317	2,127	1,920
Marketable securities	0	0	7,492
Total non-current assets	118,634	122,866	166,267
Current assets
Inventories	295,609	208,931	130,673
Trade receivables	166,280	35,874	11,910
Income tax receivables	1,775	802	883
Other receivables	9,385	19,097	12,833
Prepayments	28,269	38,578	31,717
Marketable securities	0	7,275	290,688
Cash and cash equivalents	559,543	392,164	444,767
Total current assets	1,060,861	702,721	923,471
Total assets	1,179,495	825,587	1,089,738
Equity
Share capital	8,149	7,749	7,675
Distributable equity	(113,855)	(153,446)	255,673
Total equity	(105,706)	(145,697)	263,348
Non-current liabilities
Borrowings	365,080	222,996	95,400
Contract liabilities	5,000	5,949	14,213
Deferred tax liabilities	7,258	5,830	0
Total non-current liabilities	377,338	234,775	109,613
Convertible notes, matures in April 2028
Borrowings	458,207	407,095	399,186
Derivative liabilities	150,670	143,296	157,950
Convertible notes current	608,877	550,391	557,136
Other current liabilities
Borrowings	33,329	14,174	13,791
Contract liabilities	936	1,184	0
Trade payables and accrued expenses	96,394	94,566	101,032
Other liabilities	67,956	41,176	31,989
Income tax payables	1,222	2,299	5,490
Provisions	99,149	32,719	7,339
Other current liabilities	298,986	186,118	159,641
Total current liabilities	907,863	736,509	716,777
Total liabilities	1,285,201	971,284	826,390
Total equity and liabilities	€ 1,179,495	€ 825,587	€ 1,089,738

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.